Debt, cash and cash equivalents and lease liabilities - Additional Information (Details) $ in Billions			1 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€) extension currency credit_facility shares	Dec. 08, 2020 EUR (€) extension credit_facility performance_indicator	Apr. 30, 2020 EUR (€) tranche	Mar. 31, 2020 EUR (€) tranche	Dec. 31, 2020 EUR (€) extension counterparty currency credit_facility bond shares	Dec. 31, 2020 USD ($) extension currency credit_facility shares	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Sep. 30, 2013 EUR (€)	Jun. 30, 2010 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 19,794,000,000		€ 500,000,000		€ 19,794,000,000
Number of bond issues redeemed | bond					5
Number of currencies debt is issued in | currency	2				2	2
March 2020 1.5 Billion Bond
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 1,500,000,000
Number of tranches | tranche				2
750 million bonds maturing April 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 750,000,000
Bonds, interest rate				1.00%
750 million bonds maturing April 2030
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 750,000,000
Bonds, interest rate				1.50%
April 2020 500 Million Tap Issue
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche			2
250 million bonds maturing April 2025
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 250,000,000
Bonds, interest rate			1.00%
250 million bonds maturing April 2025
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 250,000,000
Bonds, interest rate			1.50%
1 billion bonds maturing January 2020
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 1,000,000,000
500 million bonds maturing March 2020
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 500,000,000
1 billion bonds maturing March 2020
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 1,000,000,000
1 billion bonds maturing September 2020, redeemed early June 2020
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 1,000,000,000
500 million bonds maturing June 2020
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 500,000,000
Sanofi sustainability-linked credit facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 4,000,000,000				€ 4,000,000,000
Credit facilities, number of extension options | extension	2				2	2
Credit facilities, extension option (in years)	1 year
Credit facilities, number of performance indicators | performance_indicator		2
Number of credit facilities | credit_facility	2	2			2	2
Syndicated credit facility, expires in 2021
Disclosure of detailed information about borrowings [line items]
Credit facilities, number of extension options | extension		2
Credit facilities, extension option (in years)		1 year
Syndicated credit facility, expires in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 4,000,000,000
Credit facilities, number of extension options | extension		2
Credit facilities, extension option (in years)		1 year
Syndicated credit facility cancelled		€ 4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate	1.60%				1.60%	1.60%
Cash and cash equivalents interest rate	0.00%				0.00%	0.00%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate	1.70%				1.70%	1.70%
Cash and cash equivalents interest rate	0.40%				0.40%	0.40%
Sanofi Euro Medium Term Notes (EMTN) bonds | 1983 to 1987 Participating Shares Issued
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares	76,986				76,986	76,986
Participating shares carrying amount	€ 12,000,000				€ 12,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Commercial paper program in France
Disclosure of detailed information about borrowings [line items]
Commercial paper programs	6,000,000,000				6,000,000,000
Average drawdown	1,500,000,000				1,500,000,000
Maximum drawdown	4,000,000,000.0				4,000,000,000.0
Sanofi Euro Medium Term Notes (EMTN) bonds | Commercial paper program in USA
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $						$ 10
Sanofi Euro Medium Term Notes (EMTN) bonds | Main undrawn confirmed general purpose credit facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 8,000,000,000				€ 8,000,000,000
Number of counterparty representing more than 6% of undrawn credit facility | counterparty					0
Sanofi Euro Medium Term Notes (EMTN) bonds | Syndicated credit facility, expires in 2021
Disclosure of detailed information about borrowings [line items]
Credit facilities, number of extension options | extension	2				2	2
Credit facilities, extension option (in years)	1 year
Credit facilities, maximum amount	€ 4,000,000,000				€ 4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Syndicated credit facility, expires in 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, number of extension options | extension	2				2	2
Credit facilities, extension option (in years)	1 year
Credit facilities, maximum amount	€ 4,000,000,000				€ 4,000,000,000